Description of the Plan - Additional Information (Details) - EBP 001 $ in Thousands	12 Months Ended
	Dec. 31, 2025 USD ($) Age shares	Dec. 31, 2024 shares
EBP, Description of Plan [Line Items]
Participants age | Age	50
Matching contribution, percentage	100.00%
Compensation deferred rate	4.00%
Participants investment percentage	20.00%
Participants investment plan, shares held | shares	101,428	119,915
Participants plan, audit fees | $	$ 24,320
Vested percentage	100.00%